Statements of cash flows	12 Months Ended
Dec. 31, 2018 USD ($)
Cash flows used in operating activities:
Net loss	$ (12,770,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of future tranche right liability	(696,000)
Acquired in-process research and development	3,371,000
Depreciation and amortization	0
Deferred rent	52,000
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(138,000)
Prepaid research and development	(8,435,000)
Accounts payable	212,000
Accrued expenses	(163,000)
Net cash used in operating activities	(18,567,000)
Cash flows used in investing activities:
Purchase of technology licenses	(2,515,000)
Purchases of property and equipment	(28,000)
Net cash used in investing activities	(2,543,000)
Cash flows provided by financing activities:
Net cash provided by financing activities	45,971,000
Net increase in cash and cash equivalents	24,861,000
Cash and cash equivalents at end of period	24,861,000
Supplemental disclosure of noncash investing and financing activities:
Fair value of future tranche right liability on date of issuance	2,853,000
Fair value of common stock issued to Penn under license agreement	856,000
Series A-1 Convertible Preferred Stock
Cash flows provided by financing activities:
Proceeds from issuance of convertible preferred stock, net of offering costs	$ 45,971,000